Share-based awards and other equity instruments - RSUs activity (Details) - RSUs - € / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
RSUs
Beginning balance (in shares)	1,624,461
Granted (in shares)	989,236
Vested (in shares)	350,262
Cancelled (in shares)	6,782
Ending balance (in shares)	2,256,653	1,624,461
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning balance (in EUR per share)	€ 1.39
Granted (in EUR per share)	3.86
Vested (in EUR per share)	1.99
Cancelled (in EUR per share)	2.97
Ending balance (in EUR per share)	€ 2.38	€ 1.39
Remaining contractual life	5 years	5 years